Inventories, net	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories, net

6.	Inventories, net

Inventories consist of the following:

	As of December 31,
	2024	2025
	(in thousands)
Finished goods	2,346	62,254
Work in process	127,681	120,190
Raw materials	29,834	26,684
Inventories	159,861	209,128
Less: inventory provision	(61,247)	(156,977)
Total	98,614	52,151

During the years ended December 31, 2023, 2024 and 2025, the Group recognized inventories write-down of RMB24,574,000, RMB38,976,000 and RMB92,809,000 in cost of revenues, respectively.